Consolidated Statements of Cash Flows (Unaudited) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash flows from operating activities
Net loss	$ (106,589)	$ (15,924)	$ (13,495)
Adjustments to reconcile net income (loss) to cash used in operating activities:
Stock-based compensation	61,765	1,818	906
Depreciation and amortization	232	47	412
Amortization of debt issuance cost	461	0	0
Reserve for obsolete and slow-moving inventory	90	0	0
(Gain) loss from unconsolidated subsidiary	354	(1,399)	709
Gain from disposal of investment in unconsolidated subsidiary	(20,829)	0	0
(Gain) loss on extinguishment of debt	(790)	116	0
Warranty provision	8,588	7,866	2,057
Warranty recoverable from manufacturer	(928)	(1,021)	(284)
Bad debt expense	(91)	24	444
Deferred income taxes	0	(3)	(3)
Other non-cash items	458	50	89
Changes in operating assets and liabilities:
Accounts receivable, net	(83,723)	(9,710)	(13,838)
Inventories	(7,264)	2,819	(4,505)
Prepaid and other current assets	(10,237)	(2,847)	(3,154)
Other assets	(2,137)	(1,672)	(156)
Accounts payable	21,659	10,076	7,781
Accruals and other current liabilities	34,095	7,162	3,389
Accrued interest - related party debt	0	(78)	(289)
Deferred revenue	(21,559)	3,107	19,683
Other non-current liabilities	(6,016)	496	1
Other, net	(393)	(298)	(1)
Net cash provided by (used in) operating activities	(132,854)	629	(254)
Cash flows from investing activities:
Purchases of property and equipment	(1,025)	(256)	(18)
Proceeds from disposal of equity method investment	22,332	2,124	0
Net cash used in investing activities:	21,307	1,868	(18)
Cash flows from financing activities:
Proceeds from borrowings	0	784	1,000
Repayments of borrowings (related party borrowings in 2020)	(1,000)	(7,000)	0
Repurchase and retirement of common stock held by related parties	(54,155)	0	0
Offering costs paid	(5,948)	(1,140)	0
Proceeds from stock issuance	241,155	30,000	6,000
Proceeds from stock option exercises	317	0	0
Net cash provided by (used in) financing activities	180,369	22,644	7,000
Effect of exchange rate changes on cash and restricted cash	(10)	(3)	0
Net increase in cash and restricted cash	68,812	25,138	6,728
Cash and restricted cash at beginning of period	33,373	8,235	1,507
Cash and restricted cash at end of period	102,185	33,373	8,235
Supplemental disclosures of cash flow information:
Purchase of property and equipment included in account payable	478	0	0
Offering costs included in period end accruals	0	449	0
Commencement of new operating leases	1,540	688	78
Cash paid during the period for third party interest	254	0	8
Cash paid during the period for related party interest	207	350	700
Cash paid during the period for taxes	76	0	0
Reconciliation of cash and restricted cash at period end
Cash	102,185	32,359	7,221
Restricted cash	0	1,014	1,014
Total cash and restricted cash	$ 102,185	$ 33,373	$ 8,235